Fair Value of Financial Instruments - Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Investments in available-for-sale securities	$ 222	$ 189
Fair Value, Measurements, Recurring
Assets
Investments in available-for-sale securities	222	189
Total	222	189
Quoted Prices in Active Markets for Identical Assets (Level I) | Fair Value, Measurements, Recurring
Assets
Investments in available-for-sale securities	222	189
Total	$ 222	$ 189